Derivative and Hedging Activities - Schedule of Interest Rate Derivatives (Details) - Interest rate swaps (EUR) - Swap - Designated as Hedging Instrument $ in Thousands	Jun. 30, 2016 USD ($) derivative	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($) derivative
Derivative [Line Items]
Number of Instruments | derivative	41	43	30
Notional Amount | $	$ 1,167,559	$ 1,259,207	$ 654,224
GBP-USD
Derivative [Line Items]
Number of Instruments | derivative	27	27	20
Notional Amount | $	$ 631,357	$ 697,925	$ 371,225
EUR-USD
Derivative [Line Items]
Number of Instruments | derivative	14	16	10
Notional Amount | $	$ 536,202	$ 561,282	$ 282,999